1. Operating Context (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
	Mar. 16, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfOperatingContextLineItems [Line Items]
Percentage of gross domestic product decreased		4.10%
Percentage of occupancy rates		80.00%
Description of sales		In 4Q 2020 the Company reached a 46% increase in consolidated gross sales, compared to 3Q 2020, particularly concentrated in leisure travel in domestic market, being the Company’s main area of activity. In the same period, GOL’s daily sales exceeded R$30 million, which represents over 80% of pre-pandemic sales levels. As for transportations carried out, on certain dates in December, GOL transported around 88,000 clients in a single day, equivalent to around 67% of the total recorded in the same day in 2019.
Description of operational readjustment flight network	GOL reduced its capacity by 50% to 60% in the domestic market, and by 90% to 95% in the foreign market, to reflect the change in customer demand. The Company adjusted its network from 750 to 50 essential daily flights (essential flight network).
Amount tranfer to derecognized operations designated as cash flow hedges		R$ 315,286
Amount tranfer to derecognition of cash flow hedge revenues		418,527
Rights of use in PP&E		176,041
Lease liabilities		7,567,940	R$ 6,052,780
Change in deferral of payments		19,080
Obligations from post-employment benefits reduced		24,541
Amount of exchange rate changes		3,056,226
Consolidated deficit		(14,407,092)	(7,676,671)
Net working capital		7,152,865	5,435,223
Cash and cash equivalents		662,830	R$ 1,645,425	R$ 826,187	R$ 1,026,862
Accounts receivable		489,831
Net working capital advance ticket sales		3,309,301
Amount of fines paid		12,000
Brazilian tax authorities [member]
DisclosureOfOperatingContextLineItems [Line Items]
Amount of fines paid		4,200
GLA [member]
DisclosureOfOperatingContextLineItems [Line Items]
Amount of exchange rate changes		48,423
Cash and cash equivalents		607,466
Offset outstanding amount		53,508
Net amount		660,974
Write-off of advances for acquisition of PP&E		73,600
Advance of credits in liabilities		292,013
Reimbursement of expenses		246,938
Expenses incurred in current year		53,436
Expenses incurred in previous fiscal years		R$ 193,503